Unaudited Interim Condensed Consolidated Statement of Comprehensive Income (Loss) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Loss for the period	€ (26,041)	€ (27,702)
Items that may be reclassified to profit or loss
Currency translation differences	(244)	(337)
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)
Other comprehensive loss for the period, net of tax	(244)	(337)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD ATTRIBUTABLE TO THE OWNERS OF THE COMPANY	€ (26,285)	€ (28,038)